OTHER LONG-TERM OBLIGATIONS (Details 2) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation	CAD 10.8	CAD 5.1	CAD 6.0
Other long-term obligations [Member]
Asset Retirement Obligation	10.7	4.2
Accounts payable and accrued liabilities [Member]
Asset Retirement Obligation	CAD 0.1	CAD 0.9